Notes on the Consolidated Balance Sheet - Reconciliation of Other Provisions (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Balance - January 1	€ 1,176	€ 1,176	€ 823
- thereof non-current	17	17	17
- thereof current	1,159	1,159	806
Acquired		0	975
Utilization		(119)	(719)
Release		(461)	0
Addition		237	151
Reclassifications		(557)	(27)
Discounting effects		0	0
Currency translation		45	(27)
Balance - December 31		321	1,176
- thereof non-current		16	17
- thereof current		305	1,159
Provisions for refunds
Reconciliation of changes in other provisions [abstract]
Balance - January 1	120	120	128
- thereof non-current	0	0	0
- thereof current	120	120	128
Acquired		0	0
Utilization		0	(67)
Release		0	0
Addition		0	59
Reclassifications	(120)		0
Discounting effects		0	0
Currency translation		0	0
Balance - December 31		0	120
- thereof non-current		0	0
- thereof current		0	120
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Balance - January 1	30	30	642
- thereof non-current	0	0	0
- thereof current	30	30	642
Acquired		0	0
Utilization		(30)	(642)
Release		0	0
Addition		0	30
Reclassifications		0	0
Discounting effects		0	0
Currency translation		0	0
Balance - December 31		0	30
- thereof non-current		0	0
- thereof current		0	30
Other provisions
Reconciliation of changes in other provisions [abstract]
Balance - January 1	1,026	1,026	53
- thereof non-current	17	17	17
- thereof current	€ 1,009	1,009	36
Acquired		0	975
Utilization		(89)	(10)
Release		(461)	0
Addition		237	62
Reclassifications		(437)	(27)
Discounting effects		0	0
Currency translation		45	(27)
Balance - December 31		321	1,026
- thereof non-current		16	17
- thereof current		€ 305	€ 1,009